Wellington Shields All-Cap Fund
	Schedule of Investments
	August 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
3,000	Curtiss-Wright Corporation	$ 1,434,450	2.29%

Automobiles
4,000	Tesla, Inc. *	1,335,480	2.13%

Capital Markets
1,900	Blackrock Inc.	2,141,566
8,000	Blackstone, Inc.	1,371,200
1,850	Coinbase Global, Inc. - Class A *	563,399
		4,076,165	6.50%

Chemicals
5,000	Linde PLC (United Kingdom)	2,391,450	3.81%

Construction & Engineering
5,600	Quanta Services, Inc.	2,116,576	3.37%

Electric Utilities
5,500	Constellation Energy Corp.	1,693,890
11,000	NextEra Energy, Inc.	792,550
		2,486,440	3.96%

Electrical Equipment
26,900	Bloom Energy Corporation - Class A *	1,424,086
2,300	GE Vernova Inc.	1,409,831
		2,833,917	4.52%

Electronic Computers
7,900	Apple Inc.	1,833,906	2.92%

Entertainment
2,600	Electronic Arts, Inc.	447,070
1,800	Take-Two Interactive Software, Inc. *	419,886
		866,956	1.38%

Financial Services
12,000	Apollo Global Management Inc.	1,634,760
3,000	Berkshire Hathaway Inc. - Class B *	1,508,940
7,500	PayPal Holdings, Inc. *	526,425
		3,670,125	5.85%

Food & Staples Retailing
22,200	Walmart Inc.	2,152,956	3.43%

Health Care Equipment & Supplies
2,200	Intuitive Surgical, Inc. *	1,041,249	1.66%

Health Care Providers & Services
2,050	McKesson Corporation	1,407,612	2.24%

Interactive Media Services
3,500	Meta Platforms, Inc. - Class A	2,585,450	4.12%

Internet & Direct Marketing Retail
12,000	Alphabet, Inc. - Class A	2,554,920
11,000	Amazon.com, Inc. *	2,519,000
		5,073,920	8.09%

IT Services
7,000	International Business Machines Corp.	1,704,430	2.72%

Life Sciences Tools & Services
1,300	Thermo Fisher Scientific Inc.	640,536	1.02%

National Commercial Banks
8,500	JPMorgan Chase & Co.	2,562,070	4.08%

Oil, Gas & Consumable Fuels
6,500	Cheniere Energy, Inc.	1,571,830
2,852	Exxon Mobil Corporation	325,955
12,000	Range Resources Corporation	411,240
		2,309,025	3.68%

Pharmaceuticals
2,600	Eli Lilly And Company	1,904,708	3.04%

Semiconductors & Semiconductor Equipment
4,375	Applied Materials, Inc.	703,325
1,275	ASML Holding N.V. - ADR	946,841
20,000	NVIDIA Corporation	3,483,600
		5,133,766	8.18%

Software
5,500	Microsoft Corporation	2,786,795
10,000	Palantir Technologies Inc. - Class A *	1,567,100
10,000	Palo Alto Networks, Inc. *	1,905,200
1,700	Roper Technologies Inc.	894,727
		7,153,822	11.39%

Trading Companies & Distributors
59,000	QXO, Inc. *	1,187,670	1.89%

Total for Common Stocks (Cost $33,536,242)		57,902,679	92.27%

EXCHANGE TRADED FUNDS

Equity Funds
7,500	Invesco S&P 500® Equal Weight ETF	1,414,650
4,000	The Health Care Select Sector SPDR® Fund ETF	549,720
17,000	VanEck Semiconductors ETF	1,073,890

		3,038,260	4.84%

Crypto Funds
8,000	Fidelity Ethereum Fund *	346,640
20,000	iShares Bitcoin Trust ETF *	1,228,800
		1,575,440	2.51%

Total for Exchange Traded Funds (Cost $3,997,682)		4,613,700	7.35%

MONEY MARKET FUNDS
280,694	Goldman Sachs FS Government Fund Institutional 4.17% **	280,694	0.45%
	(Cost - $280,694)

	Total Investments	62,797,072	100.07%
	(Cost - $37,814,618)

	Liabilities in Excess of Other Assets	(44,782)	-0.07%

	Net Assets	$ 62,752,290	100.00%

ADR - American Depositary Receipt.
* Non-Income Producing Security.
** The rate shown represents the 7-day yield at August 31, 2025.